Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Borrowings

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	—	49,990	7,661
Current portion of long-term borrowings	—	970	149

Total current borrowings	—	50,960	7,810
Non-Current
Long-term borrowings:
Bank loans	—	51,926	7,958
Total non-current borrowings	—	51,926	7,958
Total borrowings	—	102,886	15,768